Regulatory Matters and Restrictions on Dividends	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Regulatory Matters and Restrictions on Dividends
(16)	Regulatory Matters and Restrictions on Dividends

The Company and Wilson Bank are subject to regulatory capital requirements administered by the FDIC, the Federal Reserve and the Tennessee Department of Financial Institutions. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Wilson Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Wilson Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Wilson Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2014 and 2013, that the Company and Wilson Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2014, the most recent notification from the FDIC categorized Wilson Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since the notification that management believes have changed Wilson Bank’s category. To be categorized as well capitalized as of December 31, 2014 and 2013, an institution must have maintained minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables and not have been subject to a written agreement, order or directive to maintain a higher capital level. The minimum capital levels required to be considered well-capitalized from and after January 1, 2015, are as follows: a Tier 1 leverage capital ratio of 5%, a common equity Tier 1 capital ratio of 6.5%, a Tier 1 risk-based capital ratio of 8% (up from 6.0% under the previous rules) and a total risk-based capital ratio of 10%. The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2014 and 2013, are also presented in the table:

			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2014
Total capital to risk weighted assets:
Consolidated	$214,779	15.0%	$114,549	8.0%	$143,186	10.0%
Wilson Bank	213,447	14.9	114,602	8.0	143,253	10.0
Tier 1 capital to risk weighted assets:
Consolidated	196,765	13.7	57,450	4.0	86,174	6.0
Wilson Bank	195,433	13.6	57,480	4.0	86,220	6.0
Tier 1 capital to average assets:
Consolidated	196,765	10.6	74,251	4.0	N/A	N/A
Wilson Bank	195,433	10.5	74,451	4.0	93,063	5.0

			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2013
Total capital to risk weighted assets:
Consolidated	$193,746	14.7%	$105,656	8.0%	$132,070	10.0%
Wilson Bank	190,911	14.5	105,622	8.0	132,027	10.0
Tier 1 capital to risk weighted assets:
Consolidated	177,161	13.4	52,805	4.0	79,208	6.0
Wilson Bank	174,326	13.2	52,826	4.0	79,239	6.0
Tier 1 capital to average assets:
Consolidated	177,161	10.3	69,001	4.0	N/A	N/A
Wilson Bank	174,326	10.1	69,040	4.0	86,300	5.0

In July 2013, the Federal banking regulators, in response to the Statutory Requirements of The Dodd-Frank Wall Street Reform and Consumer Protection Act, adopted new regulations implementing the Basel Capital Adequacy Accord (“Basel III”) and the related minimum capital ratios. The new capital requirements are effective January 1, 2015 and include a new “Common Equity Tier I Ratio”, which has stricter rules as to what qualifies as Common Equity Tier I Capital. A summary of the changes to the Regulatory Capital Ratios are as follows:

	Guideline in Effect
	At December 31, 2014		Basel III Requirements
	Minimum	Well Capitalized	Minimum	Well Capitalized
Common Equity Tier I Ratio (Common Equity to Risk Weighted Assets)	No Applicable	Not Applicable	4.5%	6.5%
Tier I Capital to Risk Weighted Assets	4%	6%	6%	8%
Total Capital to Risk Weighted Assets	8%	10%	8%	10%
Tier I Leverage Ratio	4%	5%	4%	5%

The guidelines under Basel III establish a 2.5% capital conservation buffer requirement that is phased in over four years beginning January 1, 2016. The buffer is related to Risk Weighted Assets. The Basel III minimum requirements after giving effect to the buffer are as follows:

	2016	2017	2018	2019
Common Equity Tier I Ratio	5.125%	5.75%	6.375%	7.0%
Tier I Capital to Risk Weighted Assets Ratio	6.625%	7.25%	7.875%	8.5%
Total Capital to Risk Weighted Assets Ratio	8.625%	9.25%	9.875%	10.5%

In order to avoid limitations on capital distributions such as dividends and certain discretionary bonus payments to executive officers, a banking organization must maintain capital ratios above the minimum ratios including the buffer.

The requirements of Basel III also place additional restrictions on the inclusion of deferred tax assets and capitalized mortgage servicing rights as a percentage of Tier I Capital. In addition, the risk weights assigned to certain assets such as past due loans and certain real estate loans have been increased.

The requirements of Basel III allow banks and bank holding companies with less than $250 billion in assets a one-time opportunity to opt-out of a requirement to include unrealized gains and losses in accumulated other comprehensive income in their capital calculation. The Company and Wilson Bank intend to opt out of this requirement.